Accounts and Notes Receivable, Net (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Accounts and Notes Receivable, Net (Textual)
Accounts receivable offset	$ 2,100,000
Accounts payable offset		$ 6,900,000